Advance ticket sales	12 Months Ended
Dec. 31, 2021
Advance Ticket Sales
Advance ticket sales

21.	Advance ticket sales

On December 31, 2021, the balance of advance ticket sales classified in current liabilities was R$2,670,469 (R$2,050,799 on December 31, 2020) and is represented by 7,004,554 tickets sold and not yet used (6,691,911 on December 31, 2020) with an average use of 126 days (102 days on December 31, 2020).

Balances of advance ticket sales are shown net of breakage corresponding to R$226,905 on December 31, 2021 (R$299,188 on December 31, 2020).

On December 31, 2021, the Company has reimbursements to pay related to non-performed transports of R$369,638 (R$253,963 on December 31, 2020), recorded as Other liabilities in current liabilities.